Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stock Warrants
Schedule of Warrants Outstanding

The Company has the following warrants outstanding as of March 31, 2020, all of which are exercisable:

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at December 31, 2019	10,930,990	$3.07	4.25	$-
Granted	2,720,060	1.31	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at March 31, 2020, all vested	13,651,050	$2.72	4.12	$-

The Company has the following warrants as of December 31, 2019 and 2018 are presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding at December 31, 2017	1,895,767	$1.95	2.62	$-
Granted	386,678	5.10	-	-
Forfeited	(56,486)	1.05	-	-
Exercised	(1,285,544)	1.80	-	-
Outstanding at December 31, 2018	940,415	3.60	2.32	1,806,000
Granted	10,386,181	2.97	-	-
Forfeited	(46,667)	7.29	-	-
Exercised	(348,938)	1.17	-	-
Outstanding at December 31, 2019, all vested	10,930,991	$3.07	4.25	$-